Borrowing Arrangements - Summary Of the Company's outstanding borrowing arrangements (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 105,988	$ 51,293
Less: Unamortized debt issuance costs and discounts	(38,853)	(11,893)
Total	67,135	39,400
2022 Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	34,355	31,741
2023 Notes (Member)
Debt Instrument [Line Items]
Long-Term Debt, Gross	71,633	17,037
PPP Loan [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 0	$ 2,515